Related parties - Compensation of key management personnel - Somos - Anglo (Predecessor) (Details 4) - BRL (R$) R$ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
		Dec. 31, 2018	Oct. 10, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Transactions held with Related parties
Short-term employee benefits		R$ 155		R$ 6,982	R$ 11,430
Share-based compensation plan		475		33,594	1,372
Total key management personnel compensation expenses		R$ 630		R$ 40,576	R$ 12,802
Somos - Anglo (Predecessor)
Transactions held with Related parties
Short-term employee benefits			R$ 1,108			R$ 2,020
Share-based compensation plan	[1]		47,756			5,591
Total key management personnel compensation expenses			R$ 48,864			R$ 7,611

[1]	Certain executive officers also participate in the share-based compensation plan (see Note 22). In October 2018, a high volume of additional shares were granted to Management due to the transfer of control of Somos to Cogna Group as per the share-based plan conditions (note 22).